Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments	9 Months Ended
Sep. 30, 2026
Cash and Cash Equivalents [Abstract]
Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments
6.           Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments
The Company has cash and investments in trust funds that support the insurance contracts written on certain lines of business and in segregated portfolios primarily to provide collateral for letters of credit.
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at September 30, 2026 and December 31, 2025:

	September 30, 2026	December 31, 2025
Cash and cash equivalents	$446.1	$873.0
Restricted cash securing letter of credit facilities	7.4	21.5
Restricted cash securing insurance and reinsurance contracts	72.8	353.1
Total cash, cash equivalents and restricted cash	526.3	1,247.6
Restricted investments securing reinsurance contracts and letter of credit facilities	1,337.2	850.7
Total cash, cash equivalents, restricted cash and restricted investments	$1,863.5	$2,098.3